T. ROWE PRICE Ultra Short-Term Bond Fund
February 28, 2023 (Unaudited)

Portfolio of Investments
‡
Par/Shares $ Value
(Amounts in 000s)
‡
ASSET-BACKED SECURITIES 15.0%
Auto Backed 9.3%
AmeriCredit Automobile Receivables Trust
Series 2020-2, Class B
0.97%, 2/18/26  800 786
AmeriCredit Automobile Receivables Trust
Series 2020-3, Class B
0.76%, 12/18/25  7,500 7,216
ARI Fleet Lease Trust
Series 2020-A, Class B
2.06%, 11/15/28 (1) 270 268
Avis Budget Rental Car Funding AESOP
Series 2017-2A, Class D
4.56%, 3/20/24 (1) 1,250 1,249
Avis Budget Rental Car Funding AESOP
Series 2018-1A, Class D
5.25%, 9/20/24 (1) 6,530 6,491
CarMax Auto Owner Trust
Series 2023-1, Class A2A
5.23%, 1/15/26  6,190 6,172
Carvana Auto Receivables Trust
Series 2021-N4, Class B
1.24%, 9/11/28  3,172 2,955
Chase Auto Credit Linked Notes
Series 2020-1, Class B
0.991%, 1/25/28 (1) 519 513
Chase Auto Credit Linked Notes
Series 2020-2, Class B
0.84%, 2/25/28 (1) 1,298 1,270
Chase Auto Credit Linked Notes
Series 2021-2, Class B
0.889%, 12/26/28 (1) 8,778 8,431
Enterprise Fleet Financing
Series 2023-1, Class A2
5.51%, 1/22/29 (1) 12,345 12,343
Exeter Automobile Receivables Trust
Series 2021-2A, Class B
0.57%, 9/15/25  3,231 3,220
Exeter Automobile Receivables Trust
Series 2022-3A, Class B
4.86%, 12/15/26  5,400 5,331
Exeter Automobile Receivables Trust
Series 2022-5A, Class B
5.97%, 3/15/27  3,034 3,039
Exeter Automobile Receivables Trust
Series 2022-6A, Class A3
5.70%, 8/17/26  1,550 1,549

T. ROWE PRICE Ultra Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Exeter Automobile Receivables Trust
Series 2023-1A, Class B
5.72%, 4/15/27  8,978 8,977
Ford Credit Auto Lease Trust
Series 2021-A, Class B
0.47%, 5/15/24  17,400 17,239
Ford Credit Auto Lease Trust
Series 2023-A, Class A3
4.94%, 3/15/26  8,935 8,888
Ford Credit Auto Lease Trust
Series 2023-A, Class B
5.29%, 6/15/26  4,690 4,634
Ford Credit Floorplan Master Owner Trust
Series 2020-1, Class B
0.98%, 9/15/25  5,195 5,059
GM Financial Automobile Leasing Trust
Series 2022-2, Class B
4.02%, 5/20/26  6,700 6,522
GMF Floorplan Owner Revolving Trust
Series 2020-1, Class B
1.03%, 8/15/25 (1) 1,435 1,403
GMF Floorplan Owner Revolving Trust
Series 2020-2, Class B
0.96%, 10/15/25 (1) 2,145 2,076
Hyundai Auto Lease Securitization Trust
Series 2020-B, Class B
0.81%, 10/15/24 (1) 1,930 1,923
Hyundai Auto Lease Securitization Trust
Series 2021-A, Class B
0.61%, 10/15/25 (1) 8,700 8,550
Hyundai Auto Lease Securitization Trust
Series 2021-B, Class B
0.62%, 3/16/26 (1) 20,345 19,535
Hyundai Auto Lease Securitization Trust
Series 2022-C, Class A4
4.48%, 8/17/26 (1) 7,035 6,910
JPMorgan Chase Bank - CACLN
Series 2021-1, Class B
0.875%, 9/25/28 (1) 775 747
JPMorgan Chase Bank - CACLN
Series 2021-3, Class B
0.76%, 2/26/29 (1) 7,778 7,374
Octane Receivables Trust
Series 2023-1A, Class A
5.87%, 5/21/29 (1) 3,790 3,790
Octane Receivables Trust
Series 2023-1A, Class B
5.96%, 7/20/29 (1) 3,904 3,903

T. ROWE PRICE Ultra Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Santander Consumer Auto Receivables Trust
Series 2021-BA, Class B
1.45%, 10/16/28 (1) 814 798
Santander Drive Auto Receivables Trust
Series 2020-3, Class C
1.12%, 1/15/26  783 778
Santander Drive Auto Receivables Trust
Series 2022-6, Class B
4.72%, 6/15/27  10,350 10,157
Santander Drive Auto Receivables Trust
Series 2022-7, Class A2
5.81%, 1/15/26  4,165 4,172
Santander Drive Auto Receivables Trust
Series 2023-1, Class A3
4.88%, 4/15/27  1,725 1,710
Santander Drive Auto Receivables Trust
Series 2023-1, Class B
4.98%, 2/15/28  3,385 3,335
Santander Retail Auto Lease Trust
Series 2020-B, Class B
0.82%, 12/20/24 (1) 11,555 11,150
Santander Retail Auto Lease Trust
Series 2021-B, Class B
0.84%, 6/20/25 (1) 13,860 13,150
Santander Retail Auto Lease Trust
Series 2021-C, Class B
0.83%, 3/20/26 (1) 10,135 9,580
World Omni Automobile Lease Securitization Trust
Series 2020-B, Class B
0.70%, 2/17/26  7,250 7,152
World Omni Select Auto Trust
Series 2020-A, Class B
0.84%, 6/15/26  5,585 5,441
235,786
Collateralized Debt Obligation 0.6%
Barings
Series 2013-IA, Class AR, CLO, FRN
3M USD LIBOR + 0.80%, 5.608%, 1/20/28 (1) 364 364
Magnetite XVI
Series 2015-16A, Class AR, CLO, FRN
3M USD LIBOR + 0.80%, 5.595%, 1/18/28 (1) 449 445
Symphony Static I
Series 2021-1A, Class A, CLO, FRN
3M USD LIBOR + 0.83%, 5.648%, 10/25/29 (1) 13,964 13,828
14,637

T. ROWE PRICE Ultra Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Home Equity Loans Backed 0.3%
Citigroup Mortgage Loan Trust
Series 2020-EXP2, Class A3, CMO, ARM
2.50%, 8/25/50 (1) 6,544 5,512
Citigroup Mortgage Loan Trust
Series 2020-EXP2, Class A4, CMO, ARM
2.50%, 8/25/50 (1) 1,582 1,290
6,802
Other Asset-Backed Securities 3.0%
ARI Fleet Lease Trust
Series 2021-A, Class A2
0.37%, 3/15/30 (1) 4,079 4,019
DLLAD
Series 2023-1A, Class A2
5.19%, 4/20/26 (1) 4,355 4,329
Elara HGV Timeshare Issuer
Series 2016-A, Class A
2.73%, 4/25/28 (1) 532 529
Elara HGV Timeshare Issuer
Series 2017-A, Class A
2.69%, 3/25/30 (1) 2,922 2,807
Hilton Grand Vacations Trust
Series 2017-AA, Class A
2.66%, 12/26/28 (1) 35 35
Hilton Grand Vacations Trust
Series 2019-AA, Class A
2.34%, 7/25/33 (1) 591 552
HPEFS Equipment Trust
Series 2021-2A, Class B
0.61%, 9/20/28 (1) 5,250 5,077
MVW
Series 2020-1A, Class A
1.74%, 10/20/37 (1) 60 55
MVW
Series 2021-1WA, Class A
1.14%, 1/22/41 (1) 3,424 3,084
Navient Private Education Refi Loan Trust
Series 2021-CA, Class A
1.06%, 10/15/69 (1) 12,547 10,878
Nelnet Student Loan Trust
Series 2021-DA, Class AFL, FRN
1M USD LIBOR + 0.69%, 5.288%, 4/20/62 (1) 4,592 4,503
Octane Receivables Trust
Series 2021-1A, Class A
0.93%, 3/22/27 (1) 6,247 6,029
Octane Receivables Trust
Series 2021-2A, Class A
1.21%, 9/20/28 (1) 5,982 5,717

T. ROWE PRICE Ultra Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Octane Receivables Trust
Series 2022-1A, Class A2
4.18%, 3/20/28 (1) 4,748 4,647
Santander Bank
Series 2021-1A, Class B
1.833%, 12/15/31 (1) 2,455 2,370
Santander Bank Auto Credit-Linked Notes
Series 2022-A, Class B
5.281%, 5/15/32 (1) 9,610 9,383
Santander Bank Auto Credit-Linked Notes
Series 2022-B, Class B
5.721%, 8/16/32 (1) 3,636 3,620
Santander Retail Auto Lease Trust
Series 2022-A, Class B
1.61%, 1/20/26 (1) 7,555 7,064
Sierra Timeshare Receivables Funding
Series 2019-3A, Class A
2.34%, 8/20/36 (1) 2,826 2,670
Sierra Timeshare Receivables Funding
Series 2020-2A, Class A
1.33%, 7/20/37 (1) 172 159
77,527
Student Loans 1.8%
Navient Private Education Loan Trust
Series 2016-AA, Class A2A
3.91%, 12/15/45 (1) 8,586 8,304
Navient Private Education Loan Trust
Series 2017-A, Class A2B, FRN
1M USD LIBOR + 0.90%, 5.488%, 12/16/58 (1) 268 268
Navient Private Education Refi Loan Trust
Series 2020-DA, Class A
1.69%, 5/15/69 (1) 628 569
Navient Private Education Refi Loan Trust
Series 2020-FA, Class A
1.22%, 7/15/69 (1) 2,586 2,300
Navient Private Education Refi Loan Trust
Series 2020-IA, Class A1A
1.33%, 4/15/69 (1) 2,865 2,506
Navient Private Education Refi Loan Trust
Series 2021-A, Class A
0.84%, 5/15/69 (1) 1,171 1,016
Navient Private Education Refi Loan Trust
Series 2021-BA, Class A
0.94%, 7/15/69 (1) 5,707 4,924
Navient Private Education Refi Loan Trust
Series 2021-EA, Class A
0.97%, 12/16/69 (1) 9,004 7,578

T. ROWE PRICE Ultra Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Navient Private Education Refi Loan Trust
Series 2021-FA, Class A
1.11%, 2/18/70 (1) 3,602 3,057
Navient Private Education Refi Loan Trust
Series 2021-GA, Class A
1.58%, 4/15/70 (1) 11,531 9,995
Navient Private Education Refi Loan Trust
Series 2022-A, Class A
2.23%, 7/15/70 (1) 3,087 2,708
SMB Private Education Loan Trust
Series 2014-A, Class A3, FRN
1M USD LIBOR + 1.50%, 6.088%, 4/15/32 (1) 1,052 1,049
SMB Private Education Loan Trust
Series 2019-A, Class A2A
3.44%, 7/15/36 (1) 1,885 1,795
46,069
Total Asset-Backed Securities
(Cost $397,903) 380,821
CORPORATE BONDS 61.1%
Advertising 0.7%
WPP Finance 2010, 3.75%, 9/19/24  18,350 17,777
17,777
Airlines 0.5%
SMBC Aviation Capital Finance, 4.125%, 7/15/23 (1) 13,698 13,611
13,611
Automotive 3.7%
BMW U.S. Capital, FRN, SOFRINDX + 0.53%, 5.01%, 4/1/24 (1) 10,000 9,971
Daimler Truck Finance North America, FRN, SOFR + 0.75%, 5.173%,
12/13/24 (1) 12,843 12,758
Daimler Truck Finance North America, FRN, SOFR + 1.00%, 5.493%,
4/5/24 (1) 10,000 9,998
Hyundai Capital America, 0.80%, 1/8/24 (1) 1,000 960
Hyundai Capital America, 1.00%, 9/17/24 (1) 9,874 9,172
Hyundai Capital America, 1.80%, 10/15/25 (1) 5,000 4,550
Nissan Motor, 3.043%, 9/15/23 (1) 17,346 17,042
Nissan Motor Acceptance, 3.45%, 3/15/23 (1) 5,528 5,524
Nissan Motor Acceptance, 3.875%, 9/21/23 (1) 5,000 4,934
Stellantis, 5.25%, 4/15/23  20,110 20,085
94,994
Banking 22.2%
AIB Group, 4.75%, 10/12/23 (1) 21,035 20,948
Banco Santander, FRN, SOFR + 1.24%, 5.815%, 5/24/24  5,000 5,013
Bank of America, FRN, SOFR + 0.69%, 5.238%, 4/22/25  15,000 14,964
Bank of Ireland Group, 4.50%, 11/25/23 (1) 27,452 27,101

T. ROWE PRICE Ultra Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Bank of Montreal, FRN, SOFRINDX + 0.32%, 4.819%, 7/9/24  10,000 9,988
Bank of Nova Scotia, FRN, SOFRINDX + 0.445%, 4.963%, 4/15/24  7,145 7,136
Bank of Nova Scotia, FRN, SOFRINDX + 0.55%, 4.973%, 9/15/23  12,544 12,553
Barclays, 4.375%, 9/11/24  11,420 11,144
Barclays, VR, 4.338%, 5/16/24 (2) 5,000 4,980
Barclays, VR, 5.304%, 8/9/26 (2) 8,300 8,140
BDO Unibank, 2.95%, 3/6/23  11,650 11,610
BPCE, 5.70%, 10/22/23 (1) 34,423 34,233
Canadian Imperial Bank of Commerce, FRN, SOFRINDX + 0.40%,
4.811%, 12/14/23  6,257 6,257
Capital One Financial, FRN, SOFR + 1.35%, 5.925%, 5/9/25  10,000 9,924
Capital One Financial, VR, 2.636%, 3/3/26 (2) 7,060 6,633
Citigroup, FRN, SOFR + 0.669%, 5.23%, 5/1/25  15,000 14,929
Credit Suisse, Series FRN, FRN, SOFRINDX + 1.26%, 5.836%,
2/21/25  4,000 3,810
Credit Suisse Group, VR, 4.207%, 6/12/24 (1)(2) 10,000 9,871
Danske Bank, 3.875%, 9/12/23 (1) 7,695 7,601
Danske Bank, 5.375%, 1/12/24 (1) 2,916 2,907
Danske Bank, VR, 3.773%, 3/28/25 (1)(2) 6,675 6,533
Danske Bank, VR, 6.466%, 1/9/26 (1)(2) 5,000 5,026
Deutsche Bank, 3.70%, 5/30/24  800 773
Deutsche Bank, Series E, FRN, SOFR + 0.50%, 5.075%, 11/8/23  20,000 19,825
Goldman Sachs Group, FRN, SOFR + 0.50%, 4.881%, 9/10/24  10,000 9,969
Goldman Sachs Group, FRN, SOFR + 0.58%, 4.944%, 3/8/24  10,000 9,999
Goldman Sachs Group, FRN, SOFR + 0.70%, 5.239%, 1/24/25  9,950 9,924
Goldman Sachs Group, FRN, SOFR + 1.39%, 5.813%, 3/15/24  5,000 5,035
HSBC Holdings, 4.25%, 3/14/24  20,041 19,740
HSBC Holdings, FRN, SOFR + 0.58%, 5.155%, 11/22/24  10,000 9,874
ING Bank, 5.80%, 9/25/23  3,307 3,297
Intesa Sanpaolo, 3.25%, 9/23/24 (1) 775 737
Intesa Sanpaolo, 5.25%, 1/12/24  9,510 9,472
JPMorgan Chase, FRN, SOFR + 0.535%, 5.111%, 6/1/25  10,000 9,947
JPMorgan Chase, Series FRN, FRN, SOFR + 0.58%, 5.036%, 6/23/25  10,000 9,956
KEB Hana Bank, 4.625%, 10/24/23  12,500 12,388
Mitsubishi UFJ Financial Group, VR, 5.063%, 9/12/25 (2) 17,165 16,982
Mitsubishi UFJ Financial Group, VR, 5.719%, 2/20/26 (2)(3) 4,310 4,304
Morgan Stanley, FRN, SOFR + 0.95%, 5.524%, 2/18/26  14,925 14,948
Morgan Stanley, FRN, SOFR + 1.165%, 5.696%, 4/17/25  10,000 10,027
Nationwide Building Society, VR, 3.766%, 3/8/24 (1)(2) 10,029 10,026
NatWest Group, VR, 2.359%, 5/22/24 (2) 5,000 4,944
NatWest Group, VR, 5.847%, 3/2/27 (2) 3,200 3,202
NatWest Markets, FRN, SOFR + 0.53%, 5.105%, 8/12/24 (1) 6,315 6,236
NatWest Markets, FRN, SOFR + 1.45%, 5.903%, 3/22/25 (1) 2,483 2,474
Santander U.K., 5.00%, 11/7/23 (1) 5,000 4,960
Santander U.K. Group Holdings, VR, 1.089%, 3/15/25 (2) 10,510 9,961
Societe Generale, 5.00%, 1/17/24 (1) 7,815 7,733

T. ROWE PRICE Ultra Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Societe Generale, FRN, SOFR + 1.05%, 5.587%, 1/21/26 (1) 10,000 9,671
Standard Chartered, 5.20%, 1/26/24 (1) 2,157 2,143
Standard Chartered, FRN, SOFR + 0.93%, 5.505%, 11/23/25 (1) 5,000 4,881
State Bank of India, 4.50%, 9/28/23  13,300 13,210
Toronto-Dominion Bank, FRN, SOFR + 0.22%, 4.796%, 6/2/23  10,000 10,000
Toronto-Dominion Bank, FRN, SOFR + 0.35%, 4.731%, 9/10/24  10,000 9,975
Truist Financial, FRN, SOFR + 0.40%, 4.773%, 6/9/25  20,000 19,834
UBS, FRN, SOFR + 0.36%, 4.935%, 2/9/24 (1) 10,000 9,994
Wells Fargo, FRN, SOFR + 1.32%, 5.867%, 4/25/26  9,900 9,971
Woori Bank, 4.75%, 4/30/24  6,800 6,710
564,423
Cable Operators 0.8%
Charter Communications Operating, 4.908%, 7/23/25  12,940 12,661
Cox Communications, 3.15%, 8/15/24 (1) 7,900 7,628
20,289
Chemicals 0.8%
Celanese U.S. Holdings, 5.90%, 7/5/24  15,000 14,983
International Flavors & Fragrances, 3.20%, 5/1/23  4,303 4,288
19,271
Drugs 0.5%
AbbVie, 3.80%, 3/15/25  5,428 5,269
Perrigo Finance Unlimited, 3.90%, 12/15/24  3,364 3,204
Viatris, 1.65%, 6/22/25  5,207 4,744
13,217
Energy 5.2%
Cheniere Corpus Christi Holdings, 5.875%, 3/31/25  9,818 9,843
Continental Resources, 4.50%, 4/15/23  5,825 5,812
DCP Midstream Operating, 5.375%, 7/15/25  18,925 18,688
Devon Energy, 8.25%, 8/1/23  35,159 35,379
Ecopetrol, 5.875%, 9/18/23  7,900 7,868
Energy Transfer Partners, 4.50%, 11/1/23  4,209 4,188
EQT, 6.125%, 2/1/25  7,000 6,992
Gray Oak Pipeline, 2.00%, 9/15/23 (1) 24,536 23,995
Kinder Morgan, 5.625%, 11/15/23 (1) 6,186 6,178
Plains All American Pipeline, 3.85%, 10/15/23  9,815 9,713
Williams, 5.40%, 3/2/26  4,850 4,853
133,509
Financial 3.6%
AerCap Ireland Capital, 1.65%, 10/29/24  7,230 6,709
AerCap Ireland Capital, 4.875%, 1/16/24  2,000 1,984
AerCap Ireland Capital, FRN, SOFR + 0.68%, 5.153%, 9/29/23  6,835 6,801
Ally Financial, 1.45%, 10/2/23  8,500 8,278
Ally Financial, 5.125%, 9/30/24  6,400 6,332
CNO Financial Group, 5.25%, 5/30/25  2,000 1,973
General Motors Financial, 4.15%, 6/19/23  1,390 1,385

T. ROWE PRICE Ultra Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
General Motors Financial, FRN, SOFR + 0.62%, 5.138%, 10/15/24  15,000 14,858
General Motors Financial, FRN, SOFR + 0.76%, 5.124%, 3/8/24  20,000 19,932
Indian Railway Finance, 3.73%, 3/29/24  8,000 7,809
LSEGA Financing, 0.65%, 4/6/24 (1) 14,175 13,386
Western Union, 4.25%, 6/9/23  3,050 3,037
92,484
Food/Tobacco 0.6%
BAT International Finance, 3.95%, 6/15/25 (1) 815 789
Imperial Brands Finance, 3.125%, 7/26/24 (1) 4,200 4,032
Imperial Brands Finance, 4.25%, 7/21/25 (1) 4,935 4,726
Reynolds American, 4.45%, 6/12/25  6,855 6,669
16,216
Forest Products 0.4%
Celulosa Arauco y Constitucion, 4.50%, 8/1/24  10,000 9,823
9,823
Health Care 1.5%
HCA, 5.00%, 3/15/24  100 99
HCA, 5.375%, 2/1/25  15,750 15,592
Mylan, 4.20%, 11/29/23  8,761 8,678
Thermo Fisher Scientific, FRN, SOFR + 0.53%, 5.051%, 10/18/24  8,250 8,229
Utah Acquisition Sub, 3.95%, 6/15/26  6,605 6,170
38,768
Information Technology 1.8%
Analog Devices, FRN, SOFR + 0.25%, 4.73%, 10/1/24  3,225 3,192
Baidu, 3.875%, 9/29/23  7,700 7,626
Equifax, 3.95%, 6/15/23  4,000 3,983
Marvell Technology, 4.20%, 6/22/23  7,624 7,586
Microchip Technology, 0.972%, 2/15/24  7,600 7,267
Microchip Technology, 2.67%, 9/1/23  4,595 4,532
Microchip Technology, 4.333%, 6/1/23  9,764 9,733
Skyworks Solutions, 0.90%, 6/1/23  3,075 3,036
46,955
Insurance 2.8%
Athene Global Funding, 1.20%, 10/13/23 (1) 4,040 3,937
Athene Global Funding, 2.50%, 1/14/25 (1) 4,103 3,834
Athene Global Funding, 2.514%, 3/8/24 (1) 5,000 4,847
Athene Global Funding, FRN, SOFR + 0.70%, 5.275%, 5/24/24 (1) 5,000 4,966
Athene Global Funding, FRN, SOFR + 0.715%, 5.211%, 1/7/25 (1) 9,850 9,642
Brighthouse Financial Global Funding, 1.00%, 4/12/24 (1) 970 920
Brighthouse Financial Global Funding, 1.75%, 1/13/25 (1) 5,000 4,631
Brighthouse Financial Global Funding, FRN, SOFR + 0.76%, 5.272%,
4/12/24 (1) 18,003 17,987
CNO Global Funding, 1.65%, 1/6/25 (1) 2,966 2,741
Corebridge Financial, 3.50%, 4/4/25 (1) 7,250 6,934
Liberty Mutual Group, 4.25%, 6/15/23 (1) 2,504 2,493

T. ROWE PRICE Ultra Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Principal Life Global Funding II, FRN, SOFR + 0.45%, 4.962%,
4/12/24 (1) 4,800 4,797
Trinity Acquisition, 4.625%, 8/15/23  2,202 2,186
69,915
Investment Dealers 0.4%
Charles Schwab, FRN, SOFRINDX + 0.50%, 4.942%, 3/18/24  10,000 10,003
10,003
Lodging 0.2%
Hyatt Hotels, 1.30%, 10/1/23  6,255 6,115
6,115
Manufacturing 0.6%
POSCO, 5.625%, 1/17/26 (1) 4,310 4,323
Siemens Financieringsmaatschappij, FRN, SOFR + 0.43%, 4.814%,
3/11/24 (1) 10,000 10,000
14,323
Media & Communications 2.1%
Magallanes, 3.428%, 3/15/24 (1) 4,965 4,847
Magallanes, 3.638%, 3/15/25 (1) 10,805 10,301
Magallanes, FRN, SOFRINDX + 1.78%, 6.203%, 3/15/24 (1) 9,925 9,962
PCCW-HKT Capital No 5, 3.75%, 3/8/23  6,931 6,931
SES, 3.60%, 4/4/23 (1) 20,064 20,014
52,055
Metals & Mining 0.7%
ABJA Investment, 4.45%, 7/24/23  11,300 11,219
POSCO Holdings, 4.00%, 8/1/23  5,225 5,192
16,411
Oil Field Services 0.6%
Energy Transfer, 4.25%, 3/15/23  2,000 1,999
Energy Transfer, 5.875%, 1/15/24  6,578 6,581
Energy Transfer, Series 5Y, 4.20%, 9/15/23  6,570 6,507
15,087
Petroleum 0.9%
Aker BP, 3.00%, 1/15/25 (1) 9,752 9,264
Enbridge, FRN, SOFRINDX + 0.63%, 5.205%, 2/16/24  14,625 14,557
23,821
Railroads 0.3%
Eastern Creation II Investment Holdings, 1.00%, 9/10/23  7,970 7,791
7,791
Real Estate Investment Trust Securities 0.6%
Brixmor Operating Partnership, 3.65%, 6/15/24  605 586
Essex Portfolio, 3.25%, 5/1/23  1,541 1,536
Public Storage, FRN, SOFR + 0.47%, 5.007%, 4/23/24  6,305 6,289
Realty Income, 4.60%, 2/6/24  1,636 1,624
Scentre Group Trust 1, 3.50%, 2/12/25 (1) 4,550 4,347
14,382

T. ROWE PRICE Ultra Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Retail 1.4%
CVS Health, 5.00%, 2/20/26  10,990 10,933
Nordstrom, 2.30%, 4/8/24  9,395 8,878
QVC, 4.85%, 4/1/24  16,245 15,250
35,061
Services 0.2%
CDW, 5.50%, 12/1/24  3,675 3,648
Nature Conservancy, Series A, 0.467%, 7/1/23  850 837
Nature Conservancy, Series A, 0.625%, 7/1/24  650 610
5,095
Telephones 0.5%
AT&T, FRN, SOFRINDX + 0.64%, 5.10%, 3/25/24  13,328 13,357
13,357
Transportation 0.6%
Penske Truck Leasing, 2.70%, 11/1/24 (1) 2,519 2,384
Penske Truck Leasing, 4.125%, 8/1/23 (1) 4,282 4,257
Triton Container International, 0.80%, 8/1/23 (1) 9,230 8,994
15,635
Transportation (Excluding Railroads) 1.4%
Sydney Airport Finance, 3.90%, 3/22/23 (1) 35,651 35,607
35,607
Transportation Services 0.3%
HPHT Finance, 2.875%, 11/5/24 (3) 7,278 6,952
6,952
Utilities 4.6%
Alexander Funding Trust, 1.841%, 11/15/23 (1) 10,990 10,623
Edison International, 2.95%, 3/15/23  5,000 4,981
Hero Asia Investment, 1.50%, 11/18/23 (3) 12,800 12,424
NextEra Energy Capital Holdings, 6.051%, 3/1/25  5,120 5,149
NextEra Energy Capital Holdings, FRN, SOFR + 0.40%, 4.973%,
11/3/23  19,800 19,788
NRG Energy, 3.75%, 6/15/24 (1) 670 648
Pacific Gas & Electric, 3.25%, 6/15/23  5,000 4,963
Pacific Gas & Electric, 4.25%, 8/1/23  2,500 2,486
Pacific Gas & Electric, 4.95%, 6/8/25  9,900 9,751
Saudi Electricity Global Sukuk, 3.473%, 4/8/23  6,000 5,974
Southern, STEP, 4.475%, 8/1/24  8,315 8,191
Southern California Edison, FRN, SOFR + 0.83%, 5.31%, 4/1/24  2,475 2,462
Southern California Edison, Series D, 3.40%, 6/1/23  2,350 2,338
State Grid Overseas Investment, 3.75%, 5/2/23  4,714 4,701
Vistra Operations, 3.55%, 7/15/24 (1) 24,655 23,669
118,148

T. ROWE PRICE Ultra Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Wireless Communications 0.6%
Sprint, 7.125%, 6/15/24  14,750 14,916
14,916
Total Corporate Bonds
(Cost $1,580,321) 1,556,011
FOREIGN GOVERNMENT OBLIGATIONS &
MUNICIPALITIES 1.0%
Energy 0.4%
Korea National Oil, 1.75%, 4/18/25  10,500 9,726
Foreign Govt & Muni (Excl Canadian) 0.6%
Japan Treasury Discount Bill, (0.19)%, 5/8/23 (JPY)  1,066,650 7,836
Japan Treasury Discount Bill, (0.18)%, 5/15/23 (JPY)  1,032,650 7,587
15,423
Total Foreign Government Obligations & Municipalities
(Cost $26,024) 25,149
MUNICIPAL SECURITIES 0.7%
California 0.1%
California Municipal Fin. Auth., National Univ., Series B, 3.323%,
4/1/23  1,030 1,028
Port of Oakland, Senior Lien, Series R, 0.821%, 5/1/23  1,040 1,033
2,061
Illinois 0.0%
Chicago Transit Auth. Sales Tax Receipts Fund, Series B, 1.838%,
12/1/23  870 849
849
Iowa 0.0%
Iowa Tobacco Settlement Auth., Series A-1, 0.663%, 6/1/23  1,500 1,482
1,482
Michigan 0.1%
Great Lakes Water Auth. Sewage Disposal System Revenue, Series A,
1.503%, 7/1/23  250 247
Michigan Fin. Auth., Series A-1, 1.086%, 6/1/23  2,125 2,101
2,348
Oregon 0.1%
Medford Hosp. Fac. Auth., Asante Project, Series B, 1.73%, 8/15/23  1,710 1,683
1,683
South Dakota 0.1%
Educational Enhancement Funding, 0.706%, 6/1/23  2,700 2,669
2,669

T. ROWE PRICE Ultra Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Texas 0.1%
Central Texas Regional Mobility Auth., Senior Lien, Series C, 1.345%,
1/1/24  500 484
Central Texas Regional Mobility Auth., Subordinate, Series D, 1.645%,
1/1/24  510 494
Dallas/Fort Worth Int'l. Airport, Series C, 1.041%, 11/1/23  500 487
Tarrant County Cultural Ed. Fac. Fin., Hendrick Medical Center,
1.071%, 9/1/23 (4) 475 465
1,930
West Virginia 0.2%
Tobacco Settlement Fin. Auth., Class 1 Senior Bonds, Series A,
1.193%, 6/1/23  5,415 5,355
5,355
Total Municipal Securities
(Cost $18,632) 18,377
NON-U.S. GOVERNMENT MORTGAGE-BACKED
SECURITIES 9.2%
Commercial Mortgage-Backed Securities 2.0%
BX Commercial Mortgage Trust
Series 2019-XL, Class A, ARM
1M TSFR + 1.034%, 5.597%, 10/15/36 (1) 1,456 1,449
BX Commercial Mortgage Trust
Series 2020-VKNG, Class A, ARM
1M TSFR + 1.044%, 5.607%, 10/15/37 (1) 3,876 3,835
BX Commercial Mortgage Trust
Series 2021-SOAR, Class A, ARM
1M USD LIBOR + 0.67%, 5.258%, 6/15/38 (1) 4,962 4,875
BX Trust
Series 2021-ARIA, Class A, ARM
1M USD LIBOR + 0.899%, 5.487%, 10/15/36 (1) 3,100 3,024
GCT Commercial Mortgage Trust
Series 2021-GCT, Class A, ARM
1M USD LIBOR + 0.80%, 5.388%, 2/15/38 (1) 3,000 2,783
Goldman Sachs Mortgage Securities Trust
Series 2021-ROSS, Class A, ARM
1M USD LIBOR + 1.15%, 5.738%, 5/15/26 (1) 6,665 6,296
Great Wolf Trust
Series 2019-WOLF, Class A, ARM
1M TSFR + 1.148%, 5.71%, 12/15/36 (1) 10,000 9,862
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2020-609M, Class A, ARM
1M USD LIBOR + 1.37%, 5.958%, 10/15/33 (1) 9,870 9,202
KKR Industrial Portfolio Trust
Series 2021-KDIP, Class A, ARM
1M TSFR + 0.664%, 5.227%, 12/15/37 (1) 2,840 2,788

T. ROWE PRICE Ultra Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
ONE Mortgage Trust
Series 2021-PARK, Class A, ARM
1M TSFR + 0.814%, 5.376%, 3/15/36 (1) 7,110 6,790
50,904
Whole Loans Backed 7.2%
Angel Oak Mortgage Trust
Series 2019-5, Class A1, CMO, ARM
2.593%, 10/25/49 (1) 1,193 1,145
Angel Oak Mortgage Trust
Series 2021-2, Class A1, CMO, ARM
0.985%, 4/25/66 (1) 5,098 4,238
Angel Oak Mortgage Trust I
Series 2019-1, Class A1, CMO, ARM
3.92%, 11/25/48 (1) 8 8
Angel Oak Mortgage Trust I
Series 2019-1, Class A2, CMO, ARM
4.022%, 11/25/48 (1) 12 12
Angel Oak Mortgage Trust I
Series 2019-1, Class A3, CMO, ARM
4.124%, 11/25/48 (1) 12 12
BINOM Securitization Trust
Series 2021-INV1, Class A1, CMO, ARM
2.034%, 6/25/56 (1) 11,036 9,637
COLT Mortgage Loan Trust
Series 2020-3, Class A1, CMO, ARM
1.506%, 4/27/65 (1) 1,319 1,220
Connecticut Avenue Securities
Series 2017-C05, Class 1ED3, CMO, ARM
1M USD LIBOR + 1.20%, 5.817%, 1/25/30  1,147 1,146
Connecticut Avenue Securities
Series 2018-C03, Class 1EB2, CMO, ARM
1M USD LIBOR + 0.85%, 5.467%, 10/25/30  2,397 2,387
Connecticut Avenue Securities
Series 2018-C03, Class 1ED2, CMO, ARM
1M USD LIBOR + 0.85%, 5.467%, 10/25/30  1,190 1,183
Connecticut Avenue Securities
Series 2021-R01, Class 1M1, CMO, ARM
SOFR30A + 0.75%, 5.234%, 10/25/41 (1) 407 404
Connecticut Avenue Securities Trust
Series 2023-R02, Class 1M1, CMO, ARM
SOFR30A + 2.30%, 6.792%, 1/25/43 (1) 6,749 6,794
Deephaven Residential Mortgage Trust
Series 2021-1, Class A1, CMO, ARM
0.715%, 5/25/65 (1) 5,784 5,183
Eagle RE
Series 2021-2, Class M1A, CMO, ARM
SOFR30A + 1.55%, 6.034%, 4/25/34 (1) 6,236 6,228

T. ROWE PRICE Ultra Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Galton Funding Mortgage Trust
Series 2019-2, Class A21, CMO, ARM
4.00%, 6/25/59 (1) 310 294
Galton Funding Mortgage Trust
Series 2020-H1, Class A2, CMO, ARM
2.413%, 1/25/60 (1) 3,390 3,026
Goldman Sachs Mortgage-Backed Securities Trust
Series 2020-NQM1, Class A1, CMO, ARM
1.382%, 9/27/60 (1) 1,099 998
Goldman Sachs Mortgage-Backed Securities Trust
Series 2021-PJ5, Class A6, CMO, ARM
2.50%, 10/25/51 (1) 15,140 13,511
Homeward Opportunities Fund I Trust
Series 2020-2, Class A1, CMO, ARM
1.657%, 5/25/65 (1) 15 15
Imperial Fund Mortgage Trust
Series 2021-NQM2, Class A1, CMO, ARM
1.073%, 9/25/56 (1) 9,203 7,293
JPMorgan Mortgage Trust
Series 2020-INV2, Class A4A, CMO, ARM
2.50%, 10/25/50 (1) 215 211
NLT Trust
Series 2021-INV2, Class A1, CMO, ARM
1.162%, 8/25/56 (1) 17,362 14,067
OBX Trust
Series 2018-EXP1, Class 2A1, CMO, ARM
1M USD LIBOR + 0.85%, 5.467%, 4/25/48 (1) 183 181
OBX Trust
Series 2019-EXP3, Class 2A1, CMO, ARM
1M USD LIBOR + 0.90%, 5.517%, 10/25/59 (1) 175 170
OBX Trust
Series 2020-EXP1, Class 1A8, CMO, ARM
3.50%, 2/25/60 (1) 735 647
OBX Trust
Series 2020-EXP3, Class 1A8, CMO, ARM
3.00%, 1/25/60 (1) 4,125 3,538
OBX Trust
Series 2020-INV1, Class A11, CMO, ARM
1M USD LIBOR + 0.90%, 5.406%, 12/25/49 (1) 554 517
PSMC Trust
Series 2021-1, Class A11, CMO, ARM
2.50%, 3/25/51 (1) 10,810 9,342
PSMC Trust
Series 2021-2, Class A3, CMO, ARM
2.50%, 5/25/51 (1) 11,619 10,040
Sequoia Mortgage Trust
Series 2018-CH1, Class A1, CMO, ARM
4.00%, 3/25/48 (1) 239 222

T. ROWE PRICE Ultra Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
SG Residential Mortgage Trust
Series 2019-3, Class A1, CMO, ARM
2.703%, 9/25/59 (1) 71 68
SG Residential Mortgage Trust
Series 2021-1, Class A1, CMO, ARM
1.16%, 7/25/61 (1) 16,058 12,735
Starwood Mortgage Residential Trust
Series 2020-INV1, Class A1, CMO, ARM
1.027%, 11/25/55 (1) 3,551 3,114
Starwood Mortgage Residential Trust
Series 2021-2, Class A1, CMO, ARM
0.943%, 5/25/65 (1) 2,583 2,379
Structured Agency Credit Risk Debt Notes
Series 2021-DNA3, Class M1, CMO, ARM
SOFR30A + 0.75%, 5.234%, 10/25/33 (1) 5,881 5,845
Structured Agency Credit Risk Debt Notes
Series 2021-HQA2, Class M1, CMO, ARM
SOFR30A + 0.70%, 5.184%, 12/25/33 (1) 2,450 2,432
Structured Agency Credit Risk Debt Notes
Series 2022-DNA2, Class M1A, CMO, ARM
SOFR30A + 1.30%, 5.784%, 2/25/42 (1) 4,099 4,072
Structured Agency Credit Risk Debt Notes
Series 2022-DNA5, Class M1A, CMO, ARM
SOFR30A + 2.95%, 7.434%, 6/25/42 (1) 7,505 7,686
Towd Point Mortgage Trust
Series 2017-1, Class A1, CMO, ARM
2.75%, 10/25/56 (1) 22 22
Towd Point Mortgage Trust
Series 2017-3, Class A1, CMO, ARM
2.75%, 7/25/57 (1) 69 67
Towd Point Mortgage Trust
Series 2017-4, Class A1, CMO, ARM
2.75%, 6/25/57 (1) 158 149
Towd Point Mortgage Trust
Series 2017-5, Class A1, CMO, ARM
1M USD LIBOR + 0.60%, 4.202%, 2/25/57 (1) 132 132
Towd Point Mortgage Trust
Series 2017-6, Class A1, CMO, ARM
2.75%, 10/25/57 (1) 336 320
Towd Point Mortgage Trust
Series 2018-2, Class A1, CMO, ARM
3.25%, 3/25/58 (1) 535 512
Verus Securitization Trust
Series 2019-4, Class A1, CMO, STEP
2.642%, 11/25/59 (1) 1,191 1,133
Verus Securitization Trust
Series 2019-INV2, Class A1, CMO, ARM
2.913%, 7/25/59 (1) 547 529

T. ROWE PRICE Ultra Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Verus Securitization Trust
Series 2019-INV3, Class A1, CMO, ARM
2.692%, 11/25/59 (1) 1,002 950
Verus Securitization Trust
Series 2020-1, Class A1, CMO, STEP
2.417%, 1/25/60 (1) 711 671
Verus Securitization Trust
Series 2020-2, Class A1, CMO, ARM
2.226%, 5/25/60 (1) 709 679
Verus Securitization Trust
Series 2020-4, Class A1, CMO, STEP
1.502%, 5/25/65 (1) 1,052 962
Verus Securitization Trust
Series 2020-5, Class A1, CMO, STEP
1.218%, 5/25/65 (1) 2,990 2,710
Verus Securitization Trust
Series 2020-INV1, Class A1, CMO, ARM
1.977%, 3/25/60 (1) 654 638
Verus Securitization Trust
Series 2021-1, Class A1, CMO, ARM
0.815%, 1/25/66 (1) 6,195 5,142
Verus Securitization Trust
Series 2021-2, Class A1, CMO, ARM
1.031%, 2/25/66 (1) 5,045 4,284
Verus Securitization Trust
Series 2021-5, Class A1, CMO, ARM
1.013%, 9/25/66 (1) 13,795 11,060
Verus Securitization Trust
Series 2021-R1, Class A1, CMO, ARM
0.82%, 10/25/63 (1) 2,345 2,098
Verus Securitization Trust
Series 2021-R3, Class A1, CMO, ARM
1.02%, 4/25/64 (1) 8,887 7,913
Vista Point Securitization Trust
Series 2020-2, Class A1, CMO, ARM
1.475%, 4/25/65 (1) 2,712 2,405
184,376
Total Non-U.S. Government Mortgage-Backed Securities
(Cost $263,207) 235,280
U.S. GOVERNMENT & AGENCY MORTGAGE-BACKED
SECURITIES 0.0%
U.S. Government Agency Obligations 0.0%
Federal Home Loan Mortgage, CMO, ARM, 1M USD LIBOR + 0.35%,
4.938%, 2/15/45  184 180

T. ROWE PRICE Ultra Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Federal National Mortgage Assn., CMO, ARM, 1M USD LIBOR +
0.40%, 5.017%, 1/25/45  152 149
Total U.S. Government & Agency Mortgage-Backed Securities
(Cost $337) 329
U.S. GOVERNMENT AGENCY OBLIGATIONS (EXCLUDING
MORTGAGE-BACKED) 3.5%
U S Treasury Obligations 3.5%
U.S. Treasury Bills, 4.68%, 6/8/23 (5) 25,000 24,678
U.S. Treasury Bills, 4.70%, 1/25/24  56,500 54,066
U.S. Treasury Bills, 4.74%, 6/15/23 (5) 10,500 10,355
89,099
Total U.S. Government Agency Obligations (Excluding Mortgage-
Backed)
(Cost $89,222) 89,099
SHORT-TERM INVESTMENTS 10.1%
Commercial Paper 10.1%
4(2) 8.6%(6)
Bacardi Martini, 5.231%, 3/8/23  20,000 19,979
Bacardi Martini, 5.433%, 3/27/23  4,350 4,334
Canadian Natural Resources, 5.277%, 3/22/23  22,750 22,680
Conagra Foods, 5.001%, 3/1/23  27,500 27,496
Constellation Brands, 5.244%, 3/17/23  14,700 14,665
Crown Castle International, 5.266%, 3/14/23  5,000 4,990
Crown Castle International, 5.384%, 3/28/23  16,000 15,936
Electricite De France, 4.933%, 3/1/23  6,100 6,099
Enel Finance, 3.299%, 4/21/23  4,750 4,714
Energy Transfer Partners, 5.251%, 3/1/23  10,000 9,999
Harley-Davidson Financial Services, 5.265%, 3/2/23  14,000 13,996
Harley-Davidson Financial Services, 5.476%, 4/5/23  5,050 5,025
International Flavors & Fragrance, 5.602%, 3/20/23  19,450 19,398
Syngenta Wilmington, 5.422%, 3/21/23  22,350 22,281
Targa Resources, 5.467%, 3/21/23  10,000 9,974
Targa Resources, 5.469%, 3/22/23  16,300 16,255
217,821
Non-4(2) 1.5%
Ovintiv, 5.471%, 3/24/23  9,400 9,368
Ovintiv, 5.592%, 4/17/23  6,000 5,959
Quanta Services, 5.207%, 3/10/23  4,750 4,743
Quanta Services, 5.26%, 3/1/23  6,275 6,274

T. ROWE PRICE Ultra Short-Term Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Quanta Services, 5.26%, 3/2/23  13,000 12,996
39,340
Total Commercial Paper 257,161
Money Market Funds 0.0%
T. Rowe Price Government Reserve Fund, 4.60% (7)(8) 2 2
Total Money Market Funds 2
Total Short-Term Investments
(Cost $257,171) 257,163
SECURITIES LENDING COLLATERAL 0.2%
INVESTMENTS IN A POOLED ACCOUNT THROUGH SECURITIES LENDING
PROGRAM WITH JPMORGAN CHASE BANK 0.2%
Money Market Funds 0.2%
T. Rowe Price Government Reserve Fund, 4.60% (7)(8) 4,318 4,318
Total Investments in a Pooled Account through Securities Lending Program with
JPMorgan Chase Bank 4,318
Total Securities Lending Collateral
(Cost $4,318) 4,318
Total Investments in Securities 100.8%
(Cost $2,637,135) $ 2,566,547
Other Assets Less Liabilities (0.8)% (20,507)
Net Assets 100.0% $ 2,546,040
‡ Par/Shares and Notional Amount are denominated in U.S. dollars unless otherwise noted.
(1) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to
$1,046,351 and represents 41.1% of net assets.
(2) Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate. Reference rate and spread are provided if the rate is currently floating.
(3) All or a portion of this security is on loan at February 28, 2023.
(4) Insured by Assured Guaranty Municipal Corporation
(5) At February 28, 2023, all or a portion of this security is pledged as collateral and/
or margin deposit to cover future funding obligations.
(6) Commercial paper exempt from registration under Section 4(2) of the Securities
Act of 1933 and may be resold in transactions exempt from registration only to dealers in that program or other "accredited investors". Total value of such securities at period-end amounts to $217,821 and represents 8.6% of net assets.
(7) Seven-day yield

T. ROWE PRICE Ultra Short-Term Bond Fund

.
.
.
.
.
.
.
.
.
.
(8) Affiliated Companies
1M TSFR One month term SOFR (Secured overnight financing rate)
1M USD LIBOR One month USD LIBOR (London interbank offered rate)
3M USD LIBOR Three month USD LIBOR (London interbank offered rate)
ARM Adjustable Rate Mortgage (ARM); rate shown is effective rate at period-end. The rates for certain ARMs are not based on a published reference rate and spread but may be determined using a formula based on the rates of the underlying loans.
CLO Collateralized Loan Obligation
CMO Collateralized Mortgage Obligation
FRN Floating Rate Note
JPY Japanese Yen
SOFR Secured overnight financing rate
SOFRINDX SOFR (Secured overnight financing rate) Index
SOFR30A 30-day Average SOFR (Secured overnight financing rate)
STEP Stepped coupon bond for which the coupon rate of interest adjusts on specified date(s); rate shown is effective rate at period-end.
USD U.S. Dollar
VR Variable Rate; rate shown is effective rate at period-end. The rates for certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and based on current market conditions.

T. ROWE PRICE Ultra Short-Term Bond Fund

(Amounts in 000s)
SWAPS 0.0%
Description
Notional
Amount $ Value
Initial
$ Value
Unrealized
$ Gain/(Loss)
CENTRALLY CLEARED SWAPS 0.0%
Credit Default Swaps, Protection Sold 0.0%
Protection Sold (Relevant Credit: AT&T,
Baa2*), Receive 1.00% Quarterly, Pay
upon credit default, 12/20/23 * 25,000 153 295 (142)
Protection Sold (Relevant Credit: Bank of
America, A-*), Receive 1.00% Quarterly,
Pay upon credit default, 12/20/23 * 20,000 146 277 (131)
Protection Sold (Relevant Credit: Citibank,
Baa2*), Receive 1.00% Quarterly, Pay
upon credit default, 12/20/23 * 20,000 142 269 (127)
Protection Sold (Relevant Credit: Devon
Energy, Baa2*), Receive 1.00% Quarterly,
Pay upon credit default, 6/20/23 * 10,000 35 22 13
Protection Sold (Relevant Credit: Devon
Energy, Baa2*), Receive 1.00% Quarterly,
Pay upon credit default, 6/20/24 * 10,000 61 19 42
Protection Sold (Relevant Credit: Hess,
Baa3*), Receive 1.00% Quarterly, Pay
upon credit default, 6/20/24 * 10,000 71 54 17
Protection Sold (Relevant Credit: Lennar,
Baa2*), Receive 5.00% Quarterly, Pay
upon credit default, 6/20/23 * 10,000 241 516 (275)
Protection Sold (Relevant Credit: T-Mobile
US, Baa3*), Receive 5.00% Quarterly, Pay
upon credit default, 6/21/27 * 10,000 238 525 (287)
Protection Sold (Relevant Credit: Verizon
Communications, Baa1*), Receive
1.00% Quarterly, Pay upon credit default,
12/20/23 * 25,000 142 343 (201)
Total Centrally Cleared Credit Default Swaps,
Protection Sold (1,091)
Total Centrally Cleared Swaps (1,091)
Net payments (receipts) of variation margin to date 1,093
Variation margin receivable (payable) on centrally cleared swaps $ 2
* Credit ratings as of February 28, 2023. Ratings shown are from Moody’s Investors Service and if Moody’s does not rate a security, then Standard & Poor’s (S&P) is used. Fitch is used for securities that are not rated by either Moody’s or S&P.

T. ROWE PRICE Ultra Short-Term Bond Fund

(Amounts in 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS
Counterparty Settlement Receive Deliver
Unrealized
Gain/(Loss)
HSBC Bank 5/8/23 USD 8,392 JPY 1,066,650 $ 481
Morgan Stanley 5/15/23 USD 7,945 JPY 1,032,650 278
Net unrealized gain (loss) on open forward
currency exchange contracts $ 759

T. ROWE PRICE Ultra Short-Term Bond Fund

FUTURES CONTRACTS
($000s)
Expiration
Date
Notional
Amount
Value and
Unrealized
Gain (Loss)
Short, 22 U.S. Treasury Long Bond contracts 6/23 (2,755) $ 11
Short, 849 U.S. Treasury Notes five year contracts 6/23 (90,889) 178
Short, 405 U.S. Treasury Notes ten year contracts 6/23 (45,221) 25
Short, 170 U.S. Treasury Notes two year contracts 6/23 (34,633) 79
Net payments (receipts) of variation margin to date (299)
Variation margin receivable (payable) on open futures contracts $ (6)

T. ROWE PRICE Ultra Short-Term Bond Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the
1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the nine months ended February 28, 2023.
Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund, 4.60% $ — $ — $ 10++
Totals $ —# $ — $ 10+
Supplementary Investment Schedule
Affiliate
Value
05/31/22
Purchase
Cost
Sales
Cost
Value
02/28/23
T. Rowe Price Government
Reserve Fund, 4.60% $ 3  ¤  ¤ $ 4,320
Total $ 4,320^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain
(loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees.
+ Investment income comprised $10 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $4,320.

T. ROWE PRICE Ultra Short-Term Bond Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price Ultra Short-Term Bond Fund (the fund) is registered under the
Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial
Accounting Standards Board Accounting Standards Codification Topic 946. The
accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New
York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors
(the Board) has designated T. Rowe Price Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation
Designee performs the following functions in performing fair value determinations:
assesses and manages valuation risks; establishes and applies fair value methodologies;
tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

T. ROWE PRICE Ultra Short-Term Bond Fund

Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Debt securities generally are traded in the over-the-counter
(OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider factors such as, but not limited to, the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Futures contracts are valued at closing settlement prices. Forward currency exchange contracts are valued using the prevailing forward exchange rate.
Swaps are valued at prices furnished by an independent pricing service or independent swap dealers.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Designee. The
Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations.
The Valuation Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed

T. ROWE PRICE Ultra Short-Term Bond Fund

representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on February 28, 2023 (for further detail by category, please refer to the accompanying Portfolio of Investments):
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Fixed Income Securities
1
$ — $ 2,305,066 $ — $ 2,305,066
Short-Term Investments 2 257,161 — 257,163
Securities Lending Collateral 4,318 — — 4,318
Total Securities 4,320 2,562,227 — 2,566,547
Swaps* — 72 — 72
Forward Currency Exchange
Contracts — 759 — 759
Futures Contracts* 293 — — 293
Total $ 4,613 $ 2,563,058 $ — $ 2,567,671
Liabilities
Swaps* $ — $ 1,163 $ — $ 1,163
1
Includes Asset-Backed Securities, Corporate Bonds, Foreign Government Obligations &
Municipalities, Municipal Securities, Non-U.S. Government Mortgage-Backed Securities, U.S.
Government & Agency Mortgage-Backed Securities and U.S. Government Agency Obligations
(Excluding Mortgage-Backed).
* The fair value presented includes cumulative gain (loss) on open futures contracts and centrally cleared swaps; however, the net value reflected on the accompanying Portfolio of Investments is only the unsettled variation margin receivable (payable) at that date.

T. ROWE PRICE Ultra Short-Term Bond Fund

OTHER MATTERS
Unpredictable events such as environmental or natural disasters, war, terrorism, pandemics, outbreaks of infectious diseases, and similar public health threats may significantly affect the economy and the markets and issuers in which the fund invests.
Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks.
Since 2020, a novel strain of coronavirus (COVID-19) has resulted in disruptions to global business activity and caused significant volatility and declines in global financial markets.
In February 2022, Russian forces entered Ukraine and commenced an armed conflict leading to economic sanctions being imposed on Russia and certain of its citizens, creating impacts on Russian-related stocks and debt and greater volatility in global markets.
These are recent examples of global events which may have a negative impact on the values of certain portfolio holdings or the fund’s overall performance. Management is actively monitoring the risks and financial impacts arising from these events.
SUBSEQUENT EVENT
In March 2023, the collapse of some US regional and global banks as well as overall concerns around the soundness and stability of the global banking sector has sparked concerns of a broader financial crisis impacting the overall global banking sector. In certain cases, government agencies have assumed control or otherwise intervened in the operations of certain banks due to liquidity and solvency concerns. The extent of impact of these events on the US and global markets is highly uncertain.
F188-054Q3 02/23